Post-Employee Benefit Obligations	12 Months Ended
Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Post-Employee Benefit Obligations

26.  POST-EMPLOYMENT BENEFIT OBLIGATIONS

26.1 General information

The Company and certain of its subsidiaries in Brazil, Colombia, Peru and Argentina granted various post-employment benefits for all or certain of their active or retired employees. These benefits are calculated and recognized in the financial statements according to the policy described in Note 3.m.1, and include primarily the following:

a)	Defined benefit plans:
•	Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.
•

Health Plan: Pursuant to collective bargaining agreements, the companies provide a health plan to their employees. This benefit is granted to employees in the Brazilian (Enel Distribución Goiás, Enel Distribución Rio and Enel Distribución Ceará) and Colombian (Emgesa and Codensa) companies.

b)	Other benefits

Five-year benefit: A benefit certain employees receive after 5 years and which begins to accrue from the second year onwards. This benefit is provided to Emgesa and Codensa employees.

Employee severance indemnities: The beneficiary receives a certain number of contractual salaries upon retirement. Such benefit is subject to a vesting minimum service requirement period of 5 years.  This benefit is provided to Enel Américas employees.

Unemployment: A benefit paid regardless of whether the employee is fired or leaves voluntarily. This benefit is accrued on a daily basis and is paid at the time of contract termination (although the law allows for partial withdrawals for housing and education). This benefit is provided to Emgesa and Codensa employees.

Seniority bonuses in Peru: There is an agreement to give employees (“subject to the collective bargaining agreement”) an extraordinary bonus for years of service upon completion of the equivalent of five years of actual work based on the following:

Years of Service	Benefit
For completing 5, 10 and 15 years	1 basic monthly remuneration
For completing 20 years	1 ½ basic monthly remuneration
For completing 25, 30, 35 & 40 years	2 ½ basic monthly remunerations

Education and Energy Plans: According to the collective bargaining Agreement, the Colombian companies Emgesa and Codensa grant education and electricity discount rates to their employees.

c)	Defined contribution benefits:

The Group makes contributions to a retirement benefit plan where the beneficiary receives additional pension supplements upon his/her retirement, disability or death.

26.2   Details, changes and presentation in financial statements

a)	The post-employment obligations associated with defined benefits plans and the related plan assets as of December 31, 2020 and 2019:

General ledger accounts:

	Balance as of
	12-31-2020	12-31-2019
	ThUS$	ThUS$
Post-employment obligations	3,706,545	4,876,960
(-) Plan assets (*)	(2,097,081)	(3,090,862)
Total	1,609,464	1,786,098
Amount not recognized due to limit on Plan Assets Ceiling (**)	14,753	49,780
Minimum funding required (IFRIC 14) (***)	—	484
Total Post-Employment Obligations, Net (i)	1,624,217	1,836,362

Reconciliation with general ledger accounts:

	Balance as of
	12-31-2020	12-31-2019
	ThUS$	ThUS$
Long-term post-employment obligations	1,624,217	1,836,362
Pension plans	1,489,472	1,683,668
Health plans	106,242	123,534
Other plans	28,503	29,160
Total Post-Employment Obligations, Net	1,624,217	1,836,362

(*)    Plan assets to fund defined benefit plans only in our Brazilian subsidiaries (Enel Distribución Rio S.A., Enel Distribución Ceará S.A., Enel Distribución Sao Paulo S.A. and Enel Distribución Goiás).

(**)  In Enel Distribución Ceará S.A., certain pension plans currently have an actuarial surplus amounting to ThUS$14,753 as of December 31, 2020 (ThUS$49,780 as of December 31, 2019), which actuarial surplus was not recognized as an asset in accordance with IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction, because the Complementary Social Security (SPC) regulations - CGPC Resolution No. 26/2008 states that the surplus can only be used by the sponsor if the contingency reserve on the balance sheet of Faelce (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Ceará S.A.)  is at the maximum percentage (25% of reserves). This ensures the financial stability of the plan based on the volatility of these obligations. If the surplus exceeds this limit, it may be used by the sponsor to reduce future contributions or be reimbursed to the sponsor.

(***) In Enel Distribución Rio S.A. has been recognized in accordance with the provisions of IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction an additional liability as of December 31, 2019 has been registered ThUS$484.  This corresponds to actuarial debt contracts that the company signed with Brasiletros (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Rio S.A.). This was done to equalize deficits on certain pension plans, since the sponsor assumes responsibility for these plans, in accordance with current legislation.

b) The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2020, 2019 and 2018:

	12-31-2020	12-31-2019	12-31-2018
Expense Recognized in Comprehensive Income	ThUS$	ThUS$	ThUS$
Current service cost for defined benefits plan	6,278	11,255	6,384
Interest cost for defined benefits plan	276,103	357,751	269,331
Interest income from the plan assets	(174,136)	(251,095)	(190,284)
Past Service Costs	(18,949)	(8,643)	(850)
Defined benefit plan obligation reductions	(69,859)	—	—
Interest cost on asset ceiling components	2,936	2,016	4,373
Total expenses recognized in Profit or Loss	22,373	111,284	88,954
(Gains) losses from remeasurement of defined benefit plans	476,805	576,143	177,527
Total expense recognized in Comprehensive Income	499,178	687,427	266,481

c) The rollforward of net actuarial liabilities as of December 31, 2020 and 2019, are as follows:

Net Actuarial Liability	ThUS$
Balance as of January 1, 2019	1,343,507
Net interest cost	108,672
Service cost	11,255
Benefits paid	(12,668)
Contributions paid	(121,088)
Actuarial (gains) losses from changes in financial assumptions	678,722
Actuarial (gains) losses from changes in experience adjustments	144,140
Return on plan assets, excluding interest	(268,916)
Changes in the asset limit	27,679
Minimum finding required (IFRIC 14)	(5,483)
Past service credit defined benefit plan obligations	(8,643)
Transfer of employees	(153)
Foreign currency translation differences	(60,662)
Balance as of December 31, 2019	1,836,362
Net interest cost	104,903
Service cost	6,278
Benefits paid	(10,602)
Contributions paid	(133,195)
Actuarial (gains) losses from changes in financial assumptions	33,096
Actuarial (gains) losses from changes in experience adjustments	568,564
Return on plan assets, excluding interest	(97,592)
Changes in the asset limit	(26,886)
Minimum finding required (IFRIC 14)	(377)
Past service credit defined benefit plan obligations (*)	(18,949)
Foreign currency translation differences	226
Transfer to Financial Debt (*)	(390,993)
Defined benefit plan obligation reductions (*)	(176,759)
Defined benefit plan obligation reductions (*)	(69,859)
Balance as of December 31, 2020	1,624,217

(*) Voluntary Pension migration to the new defined Contributions Plan.

On April 13, 2020, our subsidiary Enel Distribución Sao Paulo approved the regulatory reform to the complementary retirement and pensions plan (hereinafter “PSAP”), which was effective from May 1, 2020, for the purpose of closing access to new plan participants. Additionally, and together with the National Superintendence of Complementary Pensions (“PREVIC”), it approved of a voluntary migration process to a new Defined Contribution Plan (hereinafter, “CD II plan”), exclusively for the employees belonging to the PSAP. The migration consisted of the transfer of participants from a defined benefit plan (PSAP) to a defined contribution plan (CD II plan), which also generates a programmed withdrawal option (as opposed to life annuities as in the PSAP). This voluntary migration process ended on December 31, 2020.

At the end of the process, 21.4% of the PSAP plan participants agreed to voluntarily transfer their savings to the CD II plan.

This migration generated a reduction in the net actuarial liability in the amount of ThUS$265,169, which is explained as follows:

 •  ThUS$176,759 corresponding to the portion of the obligation transferred to the CD II plan, in the same ratio as the mathematical reserves of the participants that opted for the migration. This transfer was formalized through a new exclusively financial debt contract and was reclassified to Other financial liabilities (current and non-current).

 •  ThUS$88,965 corresponding to (i) the net effect of the liquidation produced as a result of the migration, in the amount of ThUS$69,859; and (ii) ThUS$19,106 related to past service costs. With the partial migration, all future legal or constructive obligations, in relation to all or part of the benefits offered by the defined benefits plan, in proportion to the migrated participants. This effect was recognized as lower personnel expenses in the consolidated statement of income.

The Company will analyze the next steps in the restructuring plan with the final results of the plan, to be authorized by the competent regulatory authority.

d)    The balance and changes in post-employment defined benefit obligations as of December 31, 2020 and 2019 are as follows:

Actuarial Value of Post-employment Obligations	ThUS$
Balance as of January 1, 2019	4,235,466
Current service cost	11,255
Interest cost	357,751
Contributions from plan participants	2,295
Foreign currency translation	(171,481)
Contributions paid	(372,392)
Defined benefit plan obligations from business combinations	(8,643)
Transfer of employees	(153)
Actuarial (gains) losses from changes in financial assumptions (*)	678,722
Actuarial (gains) losses from changes in experience adjustments (*)	144,140
Balance as of December 31, 2019	4,876,960
Current service cost	6,278
Interest cost	276,103
Contributions from plan participants	778
Foreign currency translation	(1,075,063)
Contributions paid	(294,910)
Past service credit defined benefit plan obligations	(18,949)
Transfer of employees	226
Actuarial (gains) losses from changes in financial assumptions (*)	33,096
Actuarial (gains) losses from changes in experience adjustments (*)	568,564
Defined benefit plan obligation reductions	(666,538)
Balance as of December 31, 2020	3,706,545

As of December 31, 2020, the post-employment benefit obligations are allocated as follows: 0.08% is from defined benefit plans in the Chilean holding company (0.06% as of December 31, 2019), 96.02% is from defined benefit plans in Brazilian companies (96.86% as of December 31, 2019), 3.35% is from defined benefit plans in Colombian companies (2.66% as of December 31, 2019), 0.38% is from defined benefit plans in Argentine companies (0.29% as of December 31, 2019), and the remaining 0.17% is from defined benefit plans in Peruvian companies (0.13% as of December 31, 2019).

Changes in the fair value of the benefit plan assets are as follows:

Fair Value of Plan Assets	ThUS$
Balance as of January 1, 2019	(2,919,501)
Interest income	(251,095)
Return on plan assets, excluding interest	(268,916)
Foreign currency translation differences	112,309
Employer contributions	(121,088)
Benefit paid	(2,295)
Contributions paid	359,724
Balance as of December 31, 2019	(3,090,862)
Interest income	(174,136)
Return on plan assets, excluding interest	(97,592)
Foreign currency translation differences	695,254
Employer contributions	(133,195)
Benefits paid	(778)
Contributions paid	284,308
Transfer to Financial Debt	(176,759)
Defined benefit plan obligation reductions	596,679
Balance as of December 31, 2020	(2,097,081)

e) The main categories of benefit plan assets are as follows:

	12-31-2020		12-31-2019
Category of Plan Assets	ThUS$	%	ThUS$	%
Equity instruments (variable income)	206,176	9.83%	321,268	10.39%
Fixed-income assets	1,774,894	84.64%	2,557,928	82.76%
Real estate investments	62,392	2.98%	121,194	3.92%
Other	53,619	2.56%	90,472	2.93%
Total	2,097,081	100%	3,090,862	100%

The plans for retirement benefits and pension funds held by our Brazilian subsidiaries, Enel Distribución Rio S.A., Enel Distribución Ceará, Enel Distribución Goias and Enel Distribución Sao Paulo, maintain investments as determined by the resolutions of the National Monetary Council, ranked in fixed income, equities and real estate. Fixed income investments are predominantly invested in federal securities. Regarding equities, i) Faelce (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Ceará) holds common shares of Enel Distribución Ceará, ii) Brasiletros (a similar institution for employees of Enel Distribución Rio), Eletra (an institution pension fund exclusively for employees and retired staff of Enel Distribución Goias) and Funcesp, (the private pension entity responsible for the administration of the benefit plans sponsored by Enel Distribución Sao Paulo) hold shares in investment funds with a portfolio traded on Bovespa (the São Paulo Stock Exchange). Finally, with regard to real estate, the foundations Faelce and Brasiletros have properties that are currently leased to Enel Distribución Rio and Enel Distribución Ceará, while in Eletra the real estate investments are exclusively for the own use of the foundation.

The following table sets forth the assets affected by the plans and invested in shares, leases and real estate owned by the Group.

	12-31-2020	12-31-2019
	ThUS$	ThUS$
Real Estate	20,522	28,776
Total	20,522	28,776

f) Reconciliation of asset ceiling:

Reconciliation of Asset Ceiling	ThUS$
Balance as of January 1, 2019	21,463
Interest on assets not recognized	2,016
Other changes in assets not recognized due to asset limit	27,679
Foreign currency translation differences	(1,378)
Balance as of December 31, 2019	49,780
Interest on assets not recognized	2,936
Other changes in assets not recognized due to asset limit	(26,886)
Foreign currency translation differences	(11,077)
Total asset ceiling as of December 31, 2020	14,753

26.3Other disclosures:

•	Actuarial assumptions:

As of December 31, 2020 and 2019, the following assumptions were used in the actuarial calculation of defined benefit plans:

	Chile		Brazil		Colombia		Argentina		Peru
	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019
Discount rates used	2.55%	3.40%	4,88% - 7,95%	6,13% - 7,38%	5.74%	5,81%- 5,85%	49,36% - 54,46%	49.42%	3.50%	4.30%
Expected rate of salary increases	3.80%	3.80%	4,52% - 5,04%	5.04%	4.85%	4.90%	37.68% - 42.25%	42.30%	4.00%	4.00%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 y RV-M-2014	AT 2000	AT 2000	RV 2008	RV 2008	CB-H-2014 y RV-M-2014	CB-H-2014 y RV-M-2014	SPP-S-2017	CB-H-2014 y RV-M-2014
Turnover rate	7.25%	8.02%	5.19%	5.63%	0.46%	0.45%	1.26%	1.28%	5.20%	5.02%

•	Sensitivity:

As of December 31, 2020, the sensitivity of the value of the actuarial liability for post-employment benefits to variations of 100 basis points in the discount rate assumes a decrease of ThUS$319,395  (ThUS$436,798 as of December 31, 2019) if the rate rises and an increase of ThUS$379,682  (ThUS$521,892 as of December 31, 2019) if the rate falls.

•	Defined contribution:

The contributions made to the defined contribution plans are recorded in the item “employee expenses” in the consolidated statement of comprehensive income. The amounts recorded for this concept for the years ended December 31, 2020, 2019 and 2018 were ThUS$10,689,  ThUS$13,419, and ThUS$11,736, respectively.

•	Future disbursements:

According to the available estimate, the disbursements foreseen (net of assets) to cover the defined benefits plans for 2020 amount to ThUS$111,573.

•	Length of commitments:

The Group’s obligations have a weighted average length of 9.72 years, and the outflows of benefits for the next 10 years and more is expected to be as follows:

Years	ThUS$
1	295,800
2	282,531
3	277,690
4	272,007
5	264,229
Over 5 to 10	1,229,740

•	Multi-employer plans Enel Distribución Sao Paulo:

FUNCESP is the entity in charge of the benefit plans sponsored by Enel Distribución Sao Paulo. Through negotiations with representative trade unions, the Company reformulated the plan in 1997, considering as its main characteristic a mixed model made up by 70% of the actual wage contributed as defined benefit and 30% of the actual wage contributed as established contribution. The purpose of this reformulation was to consider the actuarial technical deficit and to reduce the risk of future deficits.

The cost of the defined benefit plan is evenly divided between the Company and the employees according to the rates mentioned above. Rates of costs vary between 1.45% and 4.22%, according to the range of wages and they are annually reassessed by an independent actuary. The cost of the defined contribution is based on the percentage freely chosen by the participant (from 1% to 100% over 30% of the actual wage contributed), with a contribution of the Company of up to the limit of 5% over the 30% basis of the contribution remuneration (the contributions paid by the company were ThUS$ 113,203 and ThUS$87,632 for the years ended December 31, 2020 and 2019, respectively).

The Settled Proportional Supplementary Benefit - BSPS guarantees the plan participating employees that adhered to the model implemented in the Company’s privatization. This benefit will ensure the proportional value corresponding to the previous service period to the adherence date to the new mixed plan. This benefit will be paid from the date in which the participant completes the minimum times required under the regulation of the new plan.